Segment information - Geographic segmentation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments
Turnover	R 289,696	R 272,746	R 201,910
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	21,520	61,417	16,619
Tax paid/(received)	13,952	13,531	5,280
Non-current assets	260,809	255,461	230,477
Revision
Disclosure of operating segments
Turnover		(2,992)
South Africa
Disclosure of operating segments
Turnover	142,804	130,411	84,844
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	7,872	29,305	(7,523)
Tax paid/(received)	11,516	11,739	6,622
Non-current assets	67,389	90,524	76,070
South Africa | Revision
Disclosure of operating segments
Turnover		(2,992)
Mozambique
Disclosure of operating segments
Turnover	1,146	1,921	1,799
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	1,051	965	2,323
Tax paid/(received)	1,837	1,001	927
Non-current assets	18,915	15,036	14,100
United States
Disclosure of operating segments
Turnover	46,334	44,080	31,247
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	1,899	4,644	9,616
Tax paid/(received)	12	36	(3,340)
Non-current assets	143,714	123,618	113,088
Europe
Disclosure of operating segments
Turnover	55,996	58,177	48,529
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	4,957	12,406	5,354
Tax paid/(received)	493	657	997
Non-current assets	19,708	16,161	16,748
Rest of World
Disclosure of operating segments
Turnover	43,416	38,157	35,491
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	5,741	14,097	6,849
Tax paid/(received)	94	98	74
Non-current assets	R 11,083	R 10,122	R 10,471